Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
STKd 100% Bitcoin & 100% Gold ETF) [Member]
Shareholder Report [Line Items]
Fund Name	STKd 100% Bitcoin & 100% Gold ETF
Class Name	STKd 100% Bitcoin & 100% Gold ETF
Trading Symbol	BTGD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the STKd 100% Bitcoin & 100% Gold ETF (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifyfunds.com/stackedbitcoingoldetf/btgd/. You can also request this information by contacting us at (844) 713-1220 or by writing to the STKd 100% Bitcoin & 100% Gold ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 713-1220
Additional Information Website	www.quantifyfunds.com/stackedbitcoingoldetf/btgd/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STKd 100% Bitcoin & 100% Gold ETF	$58	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.99% [1]
Material Change Date	Jul. 29, 2025
Net Assets	$ 99,638,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 226,957
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$99,638
Number of Holdings	7
Total Advisory Fee	$226,957
Portfolio Turnover Rate	129%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Top Holdings	(% of total net assets)
First American Government Obligations Fund - Class X, 4.05%	43.5
ProShares Bitcoin ETF	17.8
SPDR Gold MiniShares Trust	6.4
Fidelity Wise Origin Bitcoin Fund	2.6
iShares Bitcoin Trust ETF	2.0
Gold Future	1.8
CME Bitcoin Reference Rate Future	0.7

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective on or about December 22, 2025, the Fund's 80% policy will be replaced with the following: Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and instruments that provide exposure to gold and bitcoin. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

Effective July 29, 2025 the defined term “Underlying Funds” included throughout the Fund’s Summary Prospectus, Prospectus and SAI is revised to include exchange-traded funds (“ETFs”) that are registered under the Investment Company Act of 1940.

Effective July 29, 2025 a disclosure was added to the Fund's Summary Prospectus and Prospectus including information about the Fund's use of options trading.

Effective July 29, 2025 a disclosure was added to the Fund's Summary Prospectus and Prospectus detailing the risks which the use of Options Contracts entail.

Material Fund Change Strategies [Text Block]

Effective on or about December 22, 2025, the Fund's 80% policy will be replaced with the following: Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and instruments that provide exposure to gold and bitcoin. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

Effective July 29, 2025 the defined term “Underlying Funds” included throughout the Fund’s Summary Prospectus, Prospectus and SAI is revised to include exchange-traded funds (“ETFs”) that are registered under the Investment Company Act of 1940.

Effective July 29, 2025 a disclosure was added to the Fund's Summary Prospectus and Prospectus including information about the Fund's use of options trading.

Material Fund Change Risks Change [Text Block]	Effective July 29, 2025 a disclosure was added to the Fund's Summary Prospectus and Prospectus detailing the risks which the use of Options Contracts entail.

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.